Income Taxes (Provision For Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal, Current		$ 41.6	$ 57.3	$ 75.7
Federal, Deferred		668.3	207.9	(180.7)
Federal, Total		709.9	265.2	(105.0)
Foreign, Current		132.3	252.0	221.4
Foreign, Deferred		(24.3)	(11.4)	98.3
Foreign, Total		108.0	240.6	319.7
State and other, Current		0.7	(0.4)	(1.2)
State and other, Deferred		0.6	39.9	(3.1)
State and other, Total		1.3	39.5	(4.3)
Total	$ (18.7)	$ 819.2	$ 545.3	$ 210.4